PROSPECTUS & APPLICATION


       INVESTMENT STRATEGY:        Templeton
              GLOBAL GROWTH        Growth
                                   Fund, Inc.
                                   ADVISOR CLASS
                                   ---------------------------------------------
                                   JANUARY 1, 1998


                                   FRANKLIN TEMPLETON LOGO
--------------------------------------------------------------------------------

This prospectus describes the Advisor Class shares of Templeton Growth Fund, Inc. (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.

The Fund currently offers other classes of shares with different sales charge and expense structures, which affect performance. These classes are described in a separate prospectus. For more information, contact your investment representative or call 1-800/DIAL BEN.

The Fund has a Statement of Additional Information ("SAI") for its Advisor Class, dated January 1, 1998, which may be amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED
UPON  THE  ACCURACY  OR  ADEQUACY  OF  THIS  PROSPECTUS.  ANY
REPRESENTATION  TO  THE  CONTRARY  IS  A  CRIMINAL  OFFENSE.

   TEMPLETON  GROWTH
   FUND,  INC.
--------------------------------------------------------------------------------

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.

                          TABLE OF CONTENTS
                          ABOUT THE FUND
                          Expense Summary............................2
                          Financial Highlights ......................3
                          How Does the Fund Invest Its
                          Assets? ...................................3
                          What Are the Risks of Investing in the
                          Fund? .....................................7
                          Who Manages the Fund? .....................9
                          How Does the Fund Measure
                          Performance? .............................11
                          How Taxation Affects the Fund and Its
                          Shareholders .............................11
                          How Is the Fund Organized? ...............17
TEMPLETON
GROWTH                    ABOUT YOUR ACCOUNT
FUND, INC. -              How Do I Buy
ADVISOR CLASS             Shares?  ................................18
-----------------------   May I Exchange Shares for Shares of
January 1, 1998           Another Fund? ...........................19
When reading this         How Do I Sell
  prospectus, you         Shares?  ................................21
will see certain terms    What Distributions Might I Receive From
beginning with capital    the Fund? ...............................23
letters. This means the   Transaction Procedures and Special
term is explained in      Requirements ............................24
our glossary section.     Services to Help You Manage Your
                          Account  ................................29
100 Fountain Parkway      What If I Have Questions About My
P.O. Box 33030            Account? ................................31
St. Petersburg, FL        GLOSSARY
33733-8030                Useful Terms and
1-800/DIAL BEN            Definitions .............................32


                                            Templeton Growth Fund, Inc. globe  1

ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the Fund. It is based on the historical expenses of the Advisor Class for the period from January 2, 1997 (commencement of sales) through August 31, 1997. The expenses are annualized. The Fund's actual expenses may vary.

A. SHAREHOLDER TRANSACTION EXPENSES(+)

   Maximum Sales Charge Imposed on Purchases                NONE

   Exchange Fee (per transaction)                          $5.00*

B. ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)


   Management Fees                                          0.61%
   Rule 12b-1 Fees                                          NONE
   Other Expenses                                           0.23%
                                                            ----
   Total Fund Operating Expenses                            0.84%


C. EXAMPLE

   Assume the annual return for the class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.


   ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
   ------------------------------------------------------
   $  9             $27             $47           $104


   THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.


(+)If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.


*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.

 2 globe Templeton Growth Fund, Inc.

FINANCIAL HIGHLIGHTS


This table summarizes the financial history of the Fund's Advisor Class. The information has been audited by McGladrey & Pullen, LLP, the Fund's independent auditors. Their audit report covering the period shown below appears in the financial statements in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.

 Advisor Class Shares
 Period Ended August 31                                                1997(1)
---------------------------------------------------------------------------------
Per Share Operating Performance
(for a share outstanding throughout the period)
Net Asset Value, beginning of period....................................  $ 19.37
                                                                          --------
Income from investment operations:
  Net investment income.................................................      .37
  Net realized and unrealized gains.....................................     2.75
                                                                          --------
Total from investment operations........................................     3.12
                                                                          --------
Net Asset Value, end of period..........................................  $ 22.49
                                                                            -----
Total return(2).........................................................    16.11%
Ratios/Supplemental Data:
Net assets, end of period (000).........................................  $29,531
Ratios to average net assets:
  Expenses..............................................................      .83  (3)
  Net investment income.................................................     3.68  (3)
Portfolio turnover rate.................................................    41.81%
Average commission rate paid(4).........................................   $.0007

(1)For the period from January 2, 1997 (commencement of sales) through August 31, 1997.

(2)Total return is not annualized.

(3)Annualized.

(4)Relates to purchases and sales of equity securities.



HOW DOES THE FUND INVEST ITS ASSETS?



WHAT IS THE FUND'S GOAL?

The investment goal of the Fund is long-term capital growth. This goal is fundamental which means that it may not be changed without shareholder approval.

                                            Templeton Growth Fund, Inc. globe  3

WHAT KINDS OF SECURITIES DOES THE FUND PURCHASE?


The Fund tries to achieve its investment goal by a flexible policy of investing in the equity and debt securities of companies and governments of any nation.

EQUITY SECURITIES generally entitle the holder to participate in a company's general operating results. These include common stock; preferred stock; convertible securities; warrants or rights. The Fund's primary investments are in common stock.

In selecting these equity securities, Global Advisors does a company-by-company analysis, rather than focusing on a specific industry or economic sector. Global Advisors concentrates primarily on the market price of a company's securities relative to its view regarding the company's long-term earnings potential. A company's historical value measures, including price/earnings ratios, profit margins and liquidation value, will also be considered.

DEBT SECURITIES represent an obligation of the issuer to repay a loan of money to it, and generally, provide for the payment of interest. These include bonds, notes and debentures; commercial paper; time deposits; bankers' acceptances; and structured investments which are described more fully in the SAI.

The Fund may buy both rated and unrated debt securities. Independent rating organizations rate debt securities based upon their assessment of the financial soundness of the issuer. Generally, a lower rating indicates higher risk. The Fund may buy debt securities which are rated Caa by Moody's or CCC by S&P or better; or unrated debt which it determines to be of comparable quality. At present, the Fund does not intend to invest more than 5% of its total assets in non-investment grade securities (rated lower than BBB by S&P or Baa by Moody's). Please see the SAI for more details on the risks associated with lower-rated securities.

DEPOSITARY RECEIPTS. The Fund may also invest in American, European and Global Depositary Receipts. Depositary Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.

GENERAL. The Fund may invest without percentage limitation in domestic or foreign securities. The Fund may invest up to 5% of its total assets in securities issued by any one company or foreign government. The Fund may

 4 globe Templeton Growth Fund, Inc.

invest any amount of its assets in U.S. government securities. The Fund may invest in any industry although it will not concentrate (invest more than 25% of its total assets) in any one industry. The Fund may invest up to 15% of its total assets in foreign securities that are not listed on a recognized U.S. or foreign securities exchange, including up to 10% of its total assets in securities with a limited trading market. Please see the SAI for more details on the types of securities in which the Fund invests.


WHAT ARE SOME OF THE FUND'S OTHER INVESTMENT STRATEGIES AND PRACTICES?


TEMPORARY INVESTMENTS. When Global Advisors believes that the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist, it may invest the Fund's portfolio in a temporary defensive manner. Under such circumstances, the Fund may invest up to 100% of its assets in: (1) U.S. government securities; (2) bank time deposits denominated in the currency of any major nation; (3) commercial paper rated A-1 by S&P or Prime-1 by Moody's or, if unrated, issued by a company which, at the date of investment, had an outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's; and (4) repurchase agreements with banks and broker-dealers.


REPURCHASE AGREEMENTS. The Fund will generally have a portion of its assets in cash or cash equivalents for a variety of reasons including waiting for a special investment opportunity or taking a defensive position. To earn income on this portion of its assets, the Fund may enter into repurchase agreements with certain banks and broker-dealers. Under a repurchase agreement, the Fund agrees to buy a U.S. government security from one of these issuers and then to sell the security back to the issuer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund's custodian securities with an initial value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement.

                                            Templeton Growth Fund, Inc. globe  5

OPTIONS ON SECURITIES INDICES. The Fund may buy and sell options on securities indices to earn additional income and/or to help protect its portfolio against market and/or exchange rate movements, although it presently has no intention of doing so. An option on a securities index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the option's exercise price. The Fund may only buy options if the total premiums it paid for such options is 5% or less of its total assets.

STOCK INDEX FUTURES CONTRACTS. Changes in interest rates, securities prices or foreign currency valuations may affect the value of the Fund's investments. To reduce its exposure to these factors, the Fund may buy and sell stock index futures contracts. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and end of the contract period. Although, the Fund may invest up to 20% of its total assets in stock index futures contracts, it presently has no intentions of entering into these transactions.


SECURITIES LENDING. To generate additional income, the Fund may lend its portfolio securities to qualified securities dealers or other institutional investors. Such loans may not exceed 33 1/3% of the value of the Fund's total assets measured at the time of the most recent loan. For each loan the Fund must receive in return collateral with a value at least equal to 100% of the current market value of the loaned securities.


SHORT-TERM TRADING AND PORTFOLIO TURNOVER. The Fund invests for long-term capital growth and does not intend to emphasize short-term trading profits. It is anticipated, therefore, that the Fund's annual portfolio turnover rate generally will be below 50%; although this rate may be higher or lower, in relation to market conditions. A portfolio turnover rate of less than 50% means that in a one year period, less than one-half of the Fund's portfolio is changed.

OTHER POLICIES AND RESTRICTIONS. The Fund has a number of additional investment restrictions that govern its activities. Some of these restrictions may only be changed with

 6 globe Templeton Growth Fund, Inc.

shareholder approval and some may be changed by the Board alone. For a list of these restrictions and more information about the Fund's investment policies, including those described above, and their associated risks, please see "How Does the Fund Invest Its Assets?" and "Investment Restrictions" in the SAI.

The Fund's policies and restrictions discussed in this prospectus and in the SAI are applied at the time the Fund makes an investment. The Fund is generally not required to sell a security because of a change in circumstances.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


GENERAL RISK. There is no assurance that the Fund's investment goal will be met. The Fund will seek to spread investment risk by diversifying its investments but the possibility of losses remains. Generally, if the securities owned by the Fund increase in value, the value of the shares of the Fund which you own will increase. Similarly, if the securities owned by the Fund decrease in value, the value of your shares will also decline. In this way, you participate in any change in the value of the securities owned by the Fund.


FOREIGN SECURITIES RISK. The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the Fund. These risks can be significantly greater for investments in emerging markets. Investments in Depositary Receipts also involve some or all of the risks described below.


The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less

                                            Templeton Growth Fund, Inc. globe  7
liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.


Some of the countries in which the Fund may invest such as Russia and certain Asian and Eastern European countries are considered developing or emerging markets. Investments in these markets are subject to all of the risks of foreign investing generally, and have additional and heightened risks due to a lack of legal, business and social frameworks to support securities markets.


Emerging markets involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime, delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody. The Fund may invest up to 100% of its total assets in emerging markets, including up to 5% of its total assets in Russian securities. For more information on the risks associated with emerging markets securities, please see the SAI.


On July 1, 1997, Hong Kong reverted to the sovereignty of China. As with any major political transfer of power, this could result in political, social, economic, market or other developments in Hong Kong, China or other countries that could affect the value of Fund investments.


MARKET, CURRENCY, AND INTEREST RATE RISK. General market movements in any country where the Fund has investments are likely to affect the value of the securities which the Fund owns in that country and the Fund's share price may also be affected. The Fund's investments may be denominated in foreign currencies so that changes in foreign currency exchange rates will also affect the value of what the Fund owns, and thus the price of its shares. To the extent the Fund invests in debt securities, changes in interest rates in any country where the Fund is invested will affect the value of the Fund's portfolio and, consequently, its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to cause the face value of a debt security to decrease, having a negative effect on the value of the Fund's shares. Of course,

 8 globe Templeton Growth Fund, Inc.

individual and worldwide stock markets, interest rates and currency valuations have both increased and decreased, sometimes very dramatically, in the past. These changes are likely to occur again in the future at unpredictable times.


CREDIT AND ISSUER RISK. The Fund's investments in debt securities involve credit risk. This is the risk that the issuer of a debt security will be unable to make principal and interest payments in a timely manner and the debt security will go into default. The Fund may invest up to 10% of its total assets in defaulted debt securities. The purchase of defaulted debt securities involves significant additional risks, such as the possibility of complete loss of the investment in the event the issuer does not restructure or reorganize to enable it to resume paying interest and principal to holders.

DERIVATIVE SECURITIES RISK. Derivative investments are those whose values are dependent upon the performance of one or more other securities or investments or indices; in contrast to common stock, for example, whose value is dependent upon the operations of the issuer. Options on securities indices and stock index futures contracts are considered derivative investments. To the extent the Fund enters into these transactions, their success will depend upon Global Advisors' ability to predict pertinent market movements.


WHO MANAGES THE FUND?

THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist among the Fund's classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.


INVESTMENT MANAGER. Global Advisors manages the Fund's assets and makes its investment decisions. Global Advisors also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Global Advisors and its affiliates manage over $223 billion in assets. The Templeton organization has been investing globally since 1940.

                                            Templeton Growth Fund, Inc. globe  9

Global Advisors and its affiliates have offices in Argentina, Australia, Bahamas, Canada, France, Germany, Hong Kong, India, Italy, Japan, Korea, Luxembourg, Poland, Russia, Singapore, South Africa, Taiwan, United Kingdom, U.S., and Vietnam. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

PORTFOLIO MANAGEMENT. The Fund's lead portfolio manager since 1987 is Mark G. Holowesko. Mr. Holowesko is president of Global Advisors. He holds a BA in economics from Holy Cross College and an MBA from Babson College. He is a Chartered Financial Analyst, Chartered Investment Counselor, and a founding member of the International Society of Financial Analysts. Prior to joining the Templeton organization in 1985, Mr. Holowesko worked with RoyWest Trust Corporation (Bahamas) Limited as an investment analyst. His duties at RoyWest included managing trust and individual accounts, as well as equity market research worldwide. Mr. Holowesko is responsible for coordinating equity research and portfolio management activities worldwide for the Templeton Global Equity Group and managing several mutual funds.

Richard Sean Farrington and Jeffrey A. Everett have secondary portfolio management responsibilities for the Fund. Mr. Farrington is a vice president of Global Advisors. He holds a BA in economics from Harvard University. Mr. Farrington is a Chartered Financial Analyst. He has served as the president of the Bahamas Society of Financial Analysts and is currently on the board of the International Society of Financial Analysts. He joined the Templeton organization in 1991 and is a research analyst and portfolio manager. Mr. Farrington's research responsibilities include global coverage of the electrical equipment industries, as well as international electric utilities. He is also responsible for country coverage of Hong Kong, China and Taiwan. Mr. Everett is an executive vice president of Global Advisors. He holds a BS in finance from Pennsylvania State University and is also a Chartered Financial Analyst. Prior to joining the Templeton organization in 1989, Mr. Everett was an investment officer at First Pennsylvania Investment Research, a division of First Pennsylvania Corporation, where he analyzed equity and convertible securities. He also coordinated research for Centre Square Investment Group, the pension management subsidiary of First Pennsylvania Corporation. Mr. Everett is responsible for managing several offshore accounts at Templeton, as well as several Templeton funds. His global research responsibilities encompass industry coverage for real estate and country coverage of Australia and Italy.

 10 globe Templeton Growth Fund, Inc.

MANAGEMENT FEES. During the period ended August 31, 1997, management fees totaling 0.61% of the average daily net assets of the Fund were paid to Global Advisors. Total expense including fees paid to Global Advisors, were 0.84% of the average daily net assets of Advisor Class.

PORTFOLIO TRANSACTIONS. Global Advisors tries to obtain the best execution on all transactions. If Global Advisors believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How Does the Fund Buy Securities for Its Portfolio?" in the SAI for more information.

ADMINISTRATIVE SERVICES. FT Services provides certain administrative services and facilities for the Fund. During the period ended August 31, 1997, administration fees totaling 0.08% of the average daily net assets of the Fund were paid to FT Services.These fees are included in the amount of total expenses shown above. Please see "Investment Management and Other Services" in the SAI for more information.


HOW DOES THE FUND MEASURE PERFORMANCE?

From time to time, the Advisor Class of the Fund advertises its performance. A commonly used measure of performance is total return.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested.


The investment results of the Advisor Class will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How Does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

ON AUGUST 5, 1997, PRESIDENT CLINTON SIGNED INTO LAW THE TAXPAYER RELIEF ACT OF 1997 (THE "1997 ACT"). THIS NEW LAW MAKES SWEEPING CHANGES IN THE CODE. BECAUSE MANY OF THESE CHANGES ARE COMPLEX, THEY ARE DISCUSSED IN THE SAI.


                                           Templeton Growth Fund, Inc. globe  11

TAXATION OF THE FUND'S               HOW DOES THE FUND EARN INCOME
INVESTMENTS. The Fund invests        AND GAINS?
your money in the stocks, bonds      The Fund earns dividends and
and other securities that are        interest (the Fund's "income")
described in the section "How Does   on its investments. When the
the Fund Invest Its Assets?"         Fund sells a security for a
Special tax rules may apply in       price that is higher than it
determining the income and gains     paid, it has a gain. When the
the Fund earns on its investments.   Fund sells a security for a
These rules may, in turn, affect     price that is lower than it
the amount of distributions that     paid, it has a loss. If the
the Fund pays to you. These          Fund has held the security for
special tax rules are discussed in   more than one year, the gain
the SAI.                             or loss will be a long-term
TAXATION OF THE FUND. As a           capital gain or loss. If the
regulated investment company, the    Fund has held the security for
Fund generally pays no federal       one year or less, the gain or
income tax on the income and gains   loss will be a short-term
that it distributes to you.          capital gain or loss. The
                                     Fund's gains and losses are
                                     netted together, and, if the
                                     Fund has a net gain (the
                                     Fund's "gains"), that gain
                                     will generally be distributed
                                     to you.


FOREIGN TAXES. Foreign governments may impose taxes on the income and gains from the Fund's investments in foreign stocks and bonds. These taxes will reduce the amount of the Fund's distributions to you. The Fund may also invest in the securities of foreign companies that are "passive foreign investment companies" ("PFICs"). These investments in PFICs may cause the Fund to pay income taxes and interest charges. If possible, the Fund will not invest in PFICs or will adopt other strategies to avoid these taxes and charges.

 12 globe Templeton Growth Fund, Inc.

TAXATION OF SHAREHOLDERS

DISTRIBUTIONS. Distributions from    WHAT IS A DISTRIBUTION?
the Fund, whether you receive        As a shareholder, you will
them in cash or in additional        receive your share of the
shares, are generally subject to     Fund's income and gains on its
income tax. The Fund will send you   investments in stocks, bonds
a statement in January of the        and other securities. The
current year showing the ordinary    Fund's income and short-term
dividends, capital gain              capital gains are paid to you
distributions and non-taxable        as ordinary dividends. The
distributions you received from      Fund's long-term capital gains
the Fund in the prior year. The      are paid to you as capital
amounts on this statement will       gain distributions. If the
include distributions declared       Fund pays you an amount in
in December of the prior year,       excess of its income and
and paid to you in January of the    gains, this excess will
current year. These distributions    generally be treated as a
are taxable as if you had received   non-taxable distribution.
them on December 31 of               These amounts, taken together,
                                     are what we call the Fund's
                                     distributions to you.

the prior year. The IRS requires you to report these amounts on your income tax return for the prior year.

The Fund's statement for the prior year will tell you how much of your capital gain distribution represents 28% rate gain, or 25% rate gain, if applicable. The remainder of the capital gain distribution, after subtracting out these amounts, represents 20% rate gain.

DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a Section 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you.

DIVIDENDS-RECEIVED DEDUCTION. Corporate investors may be entitled to a dividends-received deduction on a portion of the ordinary dividends received from the Fund.

                                           Templeton Growth Fund, Inc. globe  13

REDEMPTIONS AND EXCHANGES. If you    WHAT IS A REDEMPTION?
redeem your shares or if you         A redemption is a sale by you
exchange your shares in the Fund     to the Fund of some or all of
for shares in another Franklin       your shares in the Fund. The
Templeton Fund, you will generally   price per share you receive
have a gain or loss that the IRS     when you redeem Fund shares
requires you to report on your       may be more or less than the
income tax return. If you exchange   price at which you purchased
Fund shares held for 90 days or      those shares. An exchange of
less and pay no sales charge, or a   shares in the Fund for shares
reduced sales charge for the new     of another Franklin Templeton
shares, all or a portion of the      Fund is treated as a
sales charge you paid on the         redemption of Fund shares and
purchase of the shares you           then a purchase of shares of
exchanged is not included in their   the other Fund. When you
cost for purposes of computing       redeem or exchange your
gain or loss on the exchange. If     shares, you will generally
you hold your shares for six         have a gain or loss, depending
months or less, any loss you have    upon whether the basis in your
will be treated as a long-term       shares is more or less than
capital loss to the extent of any    your cost or other basis in
capital gain distributions           the shares. Call Fund
received by you from the Fund. All   Information at 1-800-342-5236
or a portion of any loss on the      for a free Shareholder Tax
redemption or exchange of            Information Handbook if you
                                     need more information in
                                     calculating the gain or loss
                                     on the redemption or exchange
                                     of your shares.

your shares will be disallowed by the IRS if you purchase other shares in the Fund within 30 days before or after your redemption or exchange.


FOREIGN TAXES. If more than 50% of   WHAT IS A FOREIGN TAX CREDIT?
the value of the Fund's assets       A foreign tax credit is a tax
consists of foreign securities, the  credit for the amount of taxes
Fund may elect to pass-through to    imposed by a foreign country
you the amount of foreign taxes it   on earnings of the Fund. When
paid. If the Fund makes this         a foreign company in which the
election, your year-end statement    Fund invests pays a dividend
will show more taxable income than   to the Fund, the dividend will
was actually distributed to you.     generally be subject to a
However, you will be entitled to     withholding tax. The taxes
either deduct your share of such     withheld in foreign countries
taxes in computing your taxable      create credits that you may
                                     use to offset your U.S.
                                     federal income tax.

 14 globe Templeton Growth Fund, Inc.

income or claim a foreign tax credit for such taxes against your U.S. federal income tax. Your year-end statement, showing the amount of deduction or credit available to you, will be distributed to you in January along with other shareholder information records including your Fund Form 1099-DIV.

The 1997 Act includes a provision that allows you to claim these credits directly on your income tax return (Form 1040) and eliminates the previous requirement that you complete a detailed supporting form. To qualify, you must have $600 or less in joint return foreign taxes ($300 or less on a single return), all of which are reported to you on IRS Form 1099-DIV. THIS SIMPLIFIED PROCEDURE APPLIES ONLY FOR CALENDAR YEARS 1998 AND BEYOND, AND IS NOT AVAILABLE IN 1997.

NON-U.S. INVESTORS. Ordinary dividends generally will be subject to U.S. income tax withholding. Your home country may also tax ordinary dividends, capital gain distributions and gains arising from redemptions or exchanges of your Fund shares. Fund shares held by the estate of a non-U.S. investor may be subject to U.S. estate tax. You may wish to contact your tax advisor to determine the U.S. and non-U.S. tax consequences of your investment in the Fund.

STATE TAXES. Ordinary dividends and capital gain distributions that you receive from the Fund as well as gains arising from redemptions or exchanges of your Fund shares will generally be subject to state and local income tax. The holding of Fund shares may also be subject to state and local intangibles taxes. You may wish to contact your tax advisor to determine the state and local tax consequences of your investment in the Fund.

                                           Templeton Growth Fund, Inc. globe  15

BACKUP WITHHOLDING. When you open    WHAT IS A BACKUP WITHHOLDING?
an account, IRS regulations          Backup withholding occurs when
require that you provide your        the Fund is required to
taxpayer identification number       withhold and pay over to the
("TIN"), certify that it is          IRS 31% of your distributions
correct, and certify that you are    and redemption proceeds. You
not subject to backup withholding    can avoid backup withholding
under IRS rules. If you fail to      by providing the Fund with
provide a correct TIN or the         your TIN, and by completing
proper tax certifications, the       the tax certifications on your
Fund is required to withhold 31%     account application that you
of all the distributions             were asked to sign when you
(including ordinary dividends and    opened your account. However,
capital gain distributions) and      if the IRS instructs the Fund
redemption proceeds paid to you.     to begin backup withholding,
The Fund is also required to begin   it is required to do so even
backup withholding on your account   if you provided the Fund with
if the IRS instructs the Fund to     your TIN and these tax
do so. The Fund reserves the right   certifications, and backup
not to open your account or,         withholding will remain in
alternatively, to redeem             place until the Fund is
                                     instructed by the IRS that it
                                     is no longer required.

your shares at the current net asset value, less any taxes withheld, if you fail to provide a correct TIN, fail to provide the proper tax certifications, or the IRS instructs the Fund to begin backup withholding on your account.

THIS TAX DISCUSSION IS FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND. A MORE COMPLETE DISCUSSION OF THESE RULES AND RELATED MATTERS IS CONTAINED IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES" IN THE SAI. THE TAX TREATMENT OF DISTRIBUTION OF ORDINARY DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS, FOREIGN TAXES PAID, AND INCOME TAXES WITHHELD IS ALSO DISCUSSED IN A FREE SHAREHOLDER TAX INFORMATION HANDBOOK, AVAILABLE FROM FUND INFORMATION AT 1-800-342-5236.


 16 globe Templeton Growth Fund, Inc.

HOW IS THE FUND ORGANIZED?


The Fund is a diversified, open-end management investment company, commonly called a mutual fund. It was organized as a Maryland corporation on November 10, 1986 from its predecessor entity which commenced operations on November 29, 1954, and is registered with the SEC. As of January 1, 1997, the Fund began offering a new class of shares designated Templeton Growth Fund, Inc. - Advisor Class. All shares outstanding before the offering of Advisor Class shares have been designated Templeton Growth Fund, Inc. - Class I and Templeton Growth Fund, Inc. - Class II. Additional classes of shares may be offered in the future.

Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law.

The Fund has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Fund does not intend to hold annual shareholder meetings. It may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or for the purpose of considering the removal of a Board member if requested in writing to do so by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.



                                           Templeton Growth Fund, Inc. globe  17

ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

Opening Your Account

Shares of the Fund may be purchased without a sales charge. To open your account, contact your investment representative or complete and sign the enclosed shareholder application and return it to the Fund with your check.

                            MINIMUM
                          INVESTMENTS*
--------------------------------------
To Open Your Account....      None
To Add to Your
  Account...............      $ 25

*Certain investors may be subject to different minimums as described below. We may also refuse any order to buy shares.

The Fund's Advisor Class shares are only available to:

1. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

2. Qualified registered investment advisors or certified financial planners who have clients invested in the Franklin Mutual Series Fund Inc. on October 31, 1996, or who buy through a broker-dealer or service agent who has entered into an agreement with Distributors

3. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group and their immediate family members, subject to a $100 minimum investment requirement

4. Accounts managed by the Franklin Templeton Group

5. The Franklin Templeton Profit Sharing 401(k) Plan

6. Each series of the Franklin Templeton Fund Allocator Series, subject to a $1,000 minimum initial and subsequent investment requirement

Payments to Securities Dealers


Securities Dealers who initiate and are responsible for purchases of Advisor Class shares may receive up to 0.25% of the amount invested. The payment is subject to the sole discretion of Distributors, and is paid by Distributors or one of its affiliates and not by the Fund or its shareholders.


 18 globe Templeton Growth Fund, Inc.

For information on additional compensation payable to Securities Dealers in connection with the sale of Fund shares, please see "How Do I Buy, Sell and Exchange Shares? - Other Payments to Securities Dealers" in the SAI.

MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and some do not offer Advisor Class shares.

        METHOD                       STEPS TO FOLLOW
-------------------------------------------------------------------
BY MAIL               1. Send us signed written instructions


                      2. Include any outstanding share certificates for the shares you want to exchange

-------------------------------------------------------------------
BY PHONE              Call Shareholder Services
                      ] If you do not want the ability to exchange
                      by phone to apply to your account, please let
                        us know.
-------------------------------------------------------------------
THROUGH YOUR DEALER   Call your investment representative
-------------------------------------------------------------------


Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

Exchange Restrictions

Please be aware that the following restrictions apply to exchanges:

- You may only exchange shares within the SAME CLASS, except as noted below.

- The accounts must be identically registered. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be

                                           Templeton Growth Fund, Inc. globe  19
  available on your account. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

- The fund you are exchanging into must be eligible for sale in your state.

- We may modify or discontinue our exchange policy if we give you 60 days' written notice.

- Your exchange may be restricted or refused if you have: (i) requested an exchange out of the Fund within two weeks of an earlier exchange request, (ii) exchanged shares out of the Fund more than twice in a calendar quarter, or
  (iii) exchanged shares equal to at least $5 million, or more than 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt Fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

If you want to exchange into a fund that does not currently offer an Advisor Class, you may exchange your Advisor Class shares for Class I shares of that fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class I shares for Advisor Class shares of that fund. You may also exchange your Advisor Class shares for Class Z shares of Franklin Mutual Series Fund Inc.

 20 globe Templeton Growth Fund, Inc.

HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

        METHOD                       STEPS TO FOLLOW
-------------------------------------------------------------------

BY MAIL               1. Send us signed written instructions. If
                      you would like your redemption proceeds wired
                         to a bank account, your instructions
                         should include:
                      - The name, address and telephone number of
                        the bank where you want the proceeds sent
                      - Your bank account number
                      - The Federal Reserve ABA routing number
                      - If you are using a savings and loan or
                      credit union, the name of the corresponding
                        bank and the account number
                      2. Include any outstanding share certificates
                      for the shares you are selling
                      3. Provide a signature guarantee if required
                      4. Corporate, partnership and trust accounts
                      may need to send additional documents.
                         Accounts under court jurisdiction may have
                         other requirements.
-------------------------------------------------------------------


                                           Templeton Growth Fund, Inc. globe  21

        METHOD                       STEPS TO FOLLOW
-------------------------------------------------------------------

BY PHONE              Call Shareholder Services. If you would like
                      your redemption proceeds wired to a bank
                      account, other than an escrow account, you
                      must first sign up for the wire feature. To
                      sign up, send us written instructions, with a
                      signature guarantee. To avoid any delay in
                      processing, the instructions should include
                      the items listed in "By Mail" above.
                      Telephone requests will be accepted:
                      - If the request is $50,000 or less.
                      Institutional accounts may exceed $50,000 by
                        completing a separate agreement. Call
                        Institutional Services to receive a copy.
                      - If there are no share certificates issued
                      for the shares you want to sell or you have
                        already returned them to the Fund
                      - Unless the address on your account was
                      changed by phone within the last 15 days
                      ] If you do not want the ability to redeem by
                      phone to apply to your account, please let us
                        know.
-------------------------------------------------------------------
THROUGH YOUR DEALER   Call your investment representative
-------------------------------------------------------------------


We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 4:00 p.m. Eastern time, your wire payment will be sent the next business day. For requests received in proper form after 4:00 p.m. Eastern time, the payment will be sent the second business day. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

 22 globe Templeton Growth Fund, Inc.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.

Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

The Fund intends to pay a dividend at least annually representing substantially all of its net investment income and any net realized capital gains.

Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.

If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and you will then receive a portion of the price you paid back in the form of a taxable distribution.

DISTRIBUTION OPTIONS

You may receive your distributions from the Fund in any of these ways:


1. Buy additional shares of the Fund - You may buy additional shares of the same class of the Fund by reinvesting capital gain distributions, dividend distributions, or both. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. Buy shares of other Franklin Templeton Funds - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund. You may also direct your distributions to buy Class I shares of another Franklin Templeton Fund. Many shareholders find this a convenient way to diversify their investments.

3. Receive distributions in cash - You may receive capital gain distributions, dividend distributions, or both in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee.


                                           Templeton Growth Fund, Inc. globe  23

TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 6 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE SAME CLASS OF THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the record date for us to process the new option.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

SHARE PRICE

You buy and sell Advisor Class shares at the Net Asset Value per share. The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.

HOW AND WHEN SHARES ARE PRICED

The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share as of the scheduled close of the NYSE, generally 4:00 p.m. Eastern time. You can find the prior day's closing Net Asset Value in many newspapers.

The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.

PROPER FORM

An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive signed written instructions, with a

 24 globe Templeton Growth Fund, Inc.

signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

- Your name,

- The Fund's name,

- The class of shares,

- A description of the request,

- For exchanges, the name of the fund you are exchanging into,

- Your account number,

- The dollar amount or number of shares, and

- A telephone number where we may reach you during the day, or in the evening if preferred.

JOINT ACCOUNTS. For accounts with more than one registered owner, we accept written instructions signed by only one owner for certain types of transactions or account changes. These include transactions or account changes that you could also make by phone, such as certain redemptions of $50,000 or less, exchanges between identically registered accounts, and changes to the address of record. For most other types of transactions or changes, written instructions must be signed by all registered owners.

Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

                                           Templeton Growth Fund, Inc. globe  25

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

TELEPHONE TRANSACTIONS

You may initiate many transactions and changes to your account by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.

When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus.

 26 globe Templeton Growth Fund, Inc.

For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. We also will not be liable for any loss if we follow instructions by phone that we reasonably believe are genuine or if you are unable to execute a transaction by phone.

ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS

When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, we cannot accept instructions to change owners on the account unless ALL owners agree in writing, even if the law in your state says otherwise. If you would like another person or owner to sign for you, please send us a current power of attorney.

GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.

REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

                                           Templeton Growth Fund, Inc. globe  27

  TYPE OF ACCOUNT                 DOCUMENTS REQUIRED
------------------------------------------------------------------
CORPORATION          Corporate Resolution
------------------------------------------------------------------
PARTNERSHIP          1. The pages from the partnership agreement
                     that identify the general partners, or
                     2. A certification for a partnership
                     agreement
------------------------------------------------------------------
TRUST                1. The pages from the trust document that
                     identify the trustees, or
                     2. A certification for trust
------------------------------------------------------------------

STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

Important Information If You Have an Investment Representative

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the Fund. Telephone instructions directly from your representative will be accepted unless you have told us that you do not want telephone privileges to apply to your account.

KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $50. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the

 28 globe Templeton Growth Fund, Inc.

reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $100. These minimums do not apply if you fall within categories 4, 5, or 6 under "How Do I Buy Shares? - Opening Your Account."

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN

Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the shareholder application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.

SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.

If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

                                           Templeton Growth Fund, Inc. globe  29

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.

TELEFACTS(R)

From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:

- obtain information about your account; and

- obtain price information about any Franklin Templeton Fund.

You will need the Fund's code number to use TeleFACTS(R). The Fund's code number is 623.

STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

- Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.

- Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports.

INSTITUTIONAL ACCOUNTS

Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.

AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

 30 globe Templeton Growth Fund, Inc.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, Florida 33733-8030. The Fund and Distributors are also located at this address. Global Advisors is located in Lyford Cay, Nassau, Bahamas. You may also contact us by phone at one of the numbers listed below.

                                        HOURS OF OPERATION (EASTERN
                                                   TIME)
   DEPARTMENT NAME      TELEPHONE NO.     (MONDAY THROUGH FRIDAY)
--------------------------------------------------------------------
Shareholder Services  1-800/632-2301   8:30 a.m. to 8:00 p.m.
Dealer Services       1-800/524-4040   8:30 a.m. to 8:00 p.m.
Fund Information      1-800/DIAL BEN   8:30 a.m. to 11:00 p.m.
                                       9:30 a.m. to 5:30 p.m.
                      (1-800/342-5236) (Saturday)
Retirement Plan
  Services            1-800/527-2020   8:30 a.m. to 8:00 p.m.
Institutional Services 1-800/321-8563  9:00 a.m. to 8:00 p.m.
TDD (hearing impaired) 1-800/851-0637  8:30 a.m. to 8:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

                                           Templeton Growth Fund, Inc. globe  31

GLOSSARY

USEFUL TERMS AND DEFINITIONS

Board - The Board of Directors of the Fund

CD - Certificate of deposit

Class I, Class II and Advisor Class - The Fund offers three classes of shares, designated "Class I," "Class II," and "Advisor Class." The three classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge and expense structures.

Code - Internal Revenue Code of 1986, as amended

Depositary Receipts - are certificates that give their holders the right to receive securities (a) of a foreign issuer deposited in a U.S. bank or trust company (American Depositary Receipts, "ADRs"); or (b) of a foreign or U.S. issuer deposited in a foreign bank or trust company (Global Depositary Receipts, "GDRs" or European Depositary Receipts, "EDRs").

Distributors - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Directors."


Franklin Templeton Funds - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


Franklin Templeton Group - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

Franklin Templeton Group of Funds - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT Services - Franklin Templeton Services, Inc., the Fund's administrator

Global Advisors - Templeton Global Advisors Limited, the Fund's investment manager

Investor Services - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

 32 globe Templeton Growth Fund, Inc.

Market Timers - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

Moody's - Moody's Investors Service, Inc.

Net Asset Value (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


NSCC - National Securities Clearing Corporation

NYSE - New York Stock Exchange

Resources - Franklin Resources, Inc.

SAI - Statement of Additional Information

S&P - Standard & Poor's Corporation

SEC - U.S. Securities and Exchange Commission

Securities Dealer - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

TeleFACTS(R) - Franklin Templeton's automated customer servicing system

U.S. - United States

We/Our/Us - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.

                                           Templeton Growth Fund, Inc. globe  33

INSTRUCTIONS AND IMPORTANT NOTICE

SUBSTITUTE W-9 INSTRUCTIONS INFORMATION

General. Backup withholding is not an additional tax. Rather, the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained from the IRS.

Obtaining a Number. If you do not have a Social Security Number/Taxpayer Identification Number or you do not know your SSN/TIN, you must obtain Form SS-5 or Form SS-4 from your local Social Security or IRS office and apply for one. If you have checked the "Awaiting TIN" box and signed the certification, withholding will apply to payments relating to your account unless you provide a certified TIN within 60 days.

What SSN/TIN to Give. Please refer to the following guidelines:

                                                            GIVE EMPLOYER ID #
    ACCOUNT TYPE       GIVE SSN OF       ACCOUNT TYPE               OF
-------------------------------------------------------------------------------
- Individual           Individual     - Trust, Estate, or  Trust, Estate, or
                                       Pension Plan Trust  Pension Plan Trust
-------------------------------------------------------------------------------
- Joint Individual     Owner who      - Corporation,       Corporation,
                       will be         Partnership, or     Partnership, or
                       paying tax      other organization  other organization
                       or
                       first-named
                       individual
-------------------------------------------------------------------------------
- Unif. Gift/          Minor          - Broker nominee     Broker nominee
  Transfer to Minor
-------------------------------------------------------------------------------
- Sole Proprietor      Owner of
                       business
-------------------------------------------------------------------------------
- Legal Guardian       Ward,
                       Minor, or
                       Incompetent
-------------------------------------------------------------------------------

Exempt Recipients. Please provide your TIN and check the "Exempt Recipient" box if you are an exempt recipient. Exempt recipients include:

A corporation

A financial institution

An organization exempt from tax under section 501(a), or an individual retirement plan

 34 globe Templeton Growth Fund, Inc.

A registered dealer in securities or commodities registered in the U.S. or a U.S. possession

A real estate investment trust

A common trust fund operated by a bank under section 584(a)

An exempt charitable remainder trust or a non-exempt trust described in section 4947(a)(1)

An entity registered at all times under the Investment Company Act of 1940

IRS Penalties. If you do not supply us with your SSN/TIN, you will be subject to an IRS $50 penalty unless your failure is due to reasonable cause and not willful neglect. If you fail to report certain income on your federal income tax return, you will be treated as negligent and subject to an IRS 20% penalty on any underpayment of tax attributable to such negligence, unless there was reasonable cause for the resulting underpayment and you acted in good faith. If you falsify information on this form or make any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, you may be subject to an IRS $500 penalty and certain criminal penalties including fines and imprisonment.

SUBSTITUTE W-8 INSTRUCTIONS INFORMATION

Exempt Foreign Person. Check the "Exempt Foreign Person" box if you qualify as a non-resident alien or foreign entity that is not subject to certain U.S. information return reporting or to backup withholding rules. Dividends paid to your account may be subject to withholding of up to 30%. You are an "Exempt Foreign Person" if you are not (1) a citizen or resident of the U.S., or (2) a U.S. corporation, partnership, estate, or trust. In the case of an individual, an "Exempt Foreign Person" is one who has been physically present in the U.S. for less than 31 days during the current calendar year. An individual who is physically present in the U.S. for at least 31 days during the current calendar year will still be treated as an "Exempt Foreign Person," provided that the total number of days physically present in the current calendar year and the two preceding calendar years does not exceed 183 days (counting all of the days in the current calendar year, only one-third of the days in the first preceding calendar year and only one-sixth of the days in the second preceding calendar year). In addition, lawful permanent residents or green card holders may not be treated as "Exempt Foreign Persons." If you are an individual or an entity, you must not now be, or at this time expect to be, engaged in a U.S. trade or business with respect to which any gain derived from transactions effected by the Fund/Payer during the calendar year

                                           Templeton Growth Fund, Inc. globe  35
is effectively connected to the U.S. (or your transactions are exempt from U.S. taxes under a tax treaty).

Permanent Address. The Shareholder Application must contain your permanent address if you are an "Exempt Foreign Person." If you are an individual, provide your permanent address. If you are a partnership or corporation, provide the address of your principal office. If you are an estate or trust, provide the address of your permanent residence or the principal office of any fiduciary.

Notice of Change in Status. If you become a U.S. citizen or resident after you have provided certification of your foreign status, or if you cease to be an "Exempt Foreign Person," you must notify the Fund/Payer within 30 days of your change in status. Reporting will then begin on the account(s) listed, and backup withholding may also begin unless you certify to the Fund/Payer that (1) the taxpayer identification number you have given is correct, and (2) the Internal Revenue Service has not notified you that you are subject to backup withholding because you failed to report certain interest or dividend income. You may use Form W-9, "Payer's Request for Taxpayer Identification Number and Certification," to make these certifications. If an account is no longer active, you do not have to notify a Fund/Payer or broker of your change in status unless you also have another account with the same Fund/Payer that is still active. If you receive interest from more than one Fund/Payer or have dealings with more than one broker or barter exchange, file a certificate with each. If you have more than one account with the same Fund/Payer, the Fund/Payer may require you to file a separate certificate for each account.

When to File. File these certifications with the Fund before a payment is made to you, unless you have already done this in either of the two preceding calendar years.

How Often You Must File. This certificate generally remains in effect for three calendar years. A Fund/Payer or broker, however, may require that a new certificate be filed each time a payment is made. On joint accounts for which each joint owner is a foreign person, each must provide a certification of foreign status.

 36 globe Templeton Growth Fund, Inc.

                                              RESOLUTION SUPPORTING AUTHORITY OF
                                              CORPORATE /ASSOCIATION SHAREHOLDER
--------------------------------------------------------------------------------

INSTRUCTION:

It will be necessary for corporate/association shareholders to provide a certified copy of a resolution or other certificate of authority supporting the authority of designated officers of the corporation/association to issue oral and written instruction on behalf of the corporation/association for the purchase, sale (redemption), transfer and/or exchange of Franklin Templeton Fund shares. You may use the following form of resolution or you may prefer to use your own.

CERTIFIED COPY OF RESOLUTION (Corporation or Association)

The undersigned hereby certifies and affirms that he/she is the duly elected
                         of                          a
          Title                    Corporate Name       Type of Organization
organized under the laws of the State of                            and that the
                                                    State
following is a true and correct copy of a resolution adopted by the Board of Directors by unanimous written consent (a copy of which is attached) or at a
meeting duly called and held on                               , 19  .
      "RESOLVED, that
                                      Name of Corporation/Association
     (the "Company") is authorized to invest the Company's assets in one or more investment companies (mutual funds) whose shares are distributed by Franklin/Templeton Distributors, Inc. ("Distributors"). Each such investment company, or series thereof, is referred to as a "Franklin Templeton Fund" or "Fund."
     FURTHER RESOLVED, that any (enter number)                   of the
     following officers of this Company (acting alone, if one, or acting together, if more than one) is/are authorized to issue oral or written instructions (including the signing of drafts in the case of draft accessed money fund accounts) on behalf of the Company for the purchase, sale (redemption), transfer and/or exchange of Fund shares and to execute any Fund application(s) and agreements pertaining to Fund shares registered or to be registered to the Company (referred to as a "Company Instruction"); and, that this authority shall continue until Franklin/Templeton Investor Services, Inc. ("Investor Services") receives written notice of revocation or amendment delivered by registered mail. The Company's officers authorized to act on behalf of the Company

                                           Templeton Growth Fund, Inc. globe  37
     under this resolution are (enter officer titles only):
================================================================================
     (referred to as the "Authorized Officers").

     FURTHER RESOLVED, that Investor Services may rely on the most recently provided incumbency certificate delivered by the Company to Investor Services to identify those individuals who are the incumbent Authorized Officers and that Investor Services shall have no independent duty to determine if there has been any change in the individuals serving as incumbent Authorized Officers.

     FURTHER RESOLVED, that the Company ("Indemnitor") undertakes and agrees to indemnify and hold harmless Distributors, each affiliate of Distributors, each Franklin Templeton Fund and their officers, employees and agents (referred to hereafter collectively as the "Indemnitees") from and against any and all liability, loss, suits, claims, costs, damages and expenses of whatever amount and whatever nature (including without limitation reasonable attorneys' fees, whether for consultation and advice or representation in litigation at both the trial and appellate level) any indemnitee may sustain or incur by reason of, in consequence of, or arising from or in connection with any action taken or not taken by an Indemnitee in good faith reliance on a Company Instruction given as authorized under this resolution."

The undersigned further certifies that the below named persons, whose signatures appear opposite their names, are the incumbent Authorized Officers (as that term is defined in the above resolution) who have been duly elected to the office identified beside their name(s) (attach additional list if necessary).

                                            X
---------------------------------------     ---------------------------------------
Name/title (please print or type)           Signature
                                            X
---------------------------------------     ---------------------------------------
Name/title (please print or type)           Signature
                                            X
---------------------------------------     ---------------------------------------
Name/title (please print or type)           Signature
                                            X
---------------------------------------     ---------------------------------------
Name/title (please print or type)           Signature

Certified from minutes

X
---------------------------------------
Signature

--------------------------------------------------------------------------------
Name/title (please print or type)

CORPORATE SEAL (if appropriate)

 38 globe Templeton Growth Fund, Inc.

FRANKLIN TEMPLETON GROUP OF FUNDS

LITERATURE REQUEST - CALL 1-800/DIAL BEN (1-800/342-5236) today for a free descriptive brochure and prospectus on any of the funds listed below. The prospectus contains more complete information, including fees, charges and expenses, and should be read carefully before investing or sending money.

GLOBAL GROWTH

Franklin Global Health Care Fund
Franklin Templeton Japan Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller
 Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME

Franklin Global Utilities Fund
Franklin Templeton German
 Government Bond Fund
Franklin Templeton
 Global Currency Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and Income
 Fund

GLOBAL INCOME

Franklin Global Government
 Income Fund
Franklin Templeton Hard
 Currency Fund
Franklin Templeton High
 Income Currency Fund
Templeton Americas
 Government Securities Fund

GROWTH


Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap Growth Fund
Mutual Discovery Fund

GROWTH AND INCOME

Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.

FUND ALLOCATOR SERIES
Franklin Templeton
 Conservative Target Fund
Franklin Templeton
 Moderate Target Fund
Franklin Templeton
 Growth Target Fund

INCOME

Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Investment
 Grade Income Fund
Franklin Short-Intermediate U.S.
 Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

FOR CORPORATIONS

Franklin Corporate Qualified
 Dividend Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME

Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC FUNDS
SEEKING TAX-FREE INCOME

Alabama
Arizona*
Arkansas**
California*
Colorado
Connecticut
Florida*
Georgia
Hawaii**
Indiana
Kentucky
Louisiana
Maryland
Massachusetts***
Michigan*
Minnesota***
Missouri
New Jersey
New York*
North Carolina
Ohio***
Oregon
Pennsylvania
Tennessee**
Texas
Virginia
Washington**

VARIABLE ANNUITIES+

Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)

*Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).
**The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.
***Portfolio of insured municipal securities.
+Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC.
                                                                    101 PA 01/98
FGF09/97
                                LOGO
                                     Printed on recycled paper       TL101 PA

TEMPLETON                                                   ----------------
GROWTH FUND, INC.                                            BULK RATE
P.O. Box 33031                                               U.S. POSTAGE
St. Petersburg, FL 33733-8031                                   PAID
-----------------------------                                SACRAMENTO, CA
                                                             PERMIT NO. 333
                                                              ----------------

101 PA 01/98
TL101 PA
LOGO
      Printed on recycled paper